LEASES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019	Sep. 16, 2020	Jul. 02, 2020
Related Party Transaction [Line Items]
Finance Weighted-average remaining lease term	48 years
Finance lease discount rate	17.77%
Operating Weighted-average remaining lease term	5 years
Operating lease discount rate	10.25%
Accrued interest					8.60%
Warrants issued				30,000,000
Operating and finance Right-of-use assets		$ 153,851,114	$ 24,852,891
Impairement of right-of-use assets		$ 19,785,621
Description of Lessor Leasing Arrangements, Operating Leases		The leases expire through 2038 and contain certain renewal provisions with implied interest rates ranging from 19.2% through 11.7%. The operating leases require monthly payments ranging from $446 to $195,780.
Description of monthly payments		Certain lease monthly payments may escalate up to 3.0% each year, other lease monthly payments will increase to the greater of 3.0% or the consumer price index from the United States Department of Labor in which variability is included within the current and noncurrent operating lease liabilities.
REIT [Member]
Related Party Transaction [Line Items]
Warrants issued					3,500,000
Exercisable price					$ 0.34
Gain on lease modification	$ 16,274,615
Proceeds from related party		$ 20,400,000	$ 96,373,000